united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22572

Multi-Strategy Growth & Income Fund

(Exact name of registrant as specified in charter)

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

The Corporation Trust Company – Corporation Trust Center

1209 Orange Street, Wilmington, Deleware 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 2/28

Date of reporting period: 5/31/17

Item 1. Schedule of Investments.

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2017
Shares	Security		Value
	COMMON STOCKS - 7.16%
	CHEMICALS - 0.40%
7,078	Monsanto Co.		$ 831,099

	COMMERCIAL SERVICES - 0.28%
7,403	Macquarie Infrastructure Co.		576,694

	ENTERTAINMENT - 0.37%
10,988	Cedar Fair LP		780,368

	INSURANCE - 0.24%
137,931	Genworth Financial, Inc. *		504,827

	LISTED BUSINESS DEVELOPMENT COMPANIES - 2.05%
25,194	Ares Capital Corp.		419,480
51,792	BlackRock Capital Investment Corp.		402,424
30,782	FS Investment Corp.		278,577
33,990	Garrison Capital, Inc.		296,733
24,505	Golub Capital BDC, Inc.		498,187
17,971	New Mountain Finance Corp.		261,478
27,634	PennantPark Floating Rate Capital Ltd.		389,363
15,492	THL Credit, Inc.		154,300
27,852	TPG Specialty Lending, Inc.		575,979
11,292	Triangle Capital Corp.		201,336
27,527	TriplePoint Venture Growth BDC Corp.		360,053
32,516	WhiteHorse Finance, Inc.		462,052
			4,299,962
	PHARMACEUTICALS - 0.81%
23,800	Actelion Ltd.		1,685,992

	PIPELINES - 1.33%
4,585	Buckeye Partners LP		293,440
8,237	DCP Midstream LP		278,246
19,618	Enable Midstream Partners LP		302,706
12,418	EnLink Midstream Partners LP		270,216
17,849	Enterprise Products Partners LP		302,898
4,432	Genesis Energy LP		118,822
8,846	MPLX LP		275,907
3,282	NGL Energy Partners LP		108,470
13,183	Plains All American Pipeline LP		179,289
3,930	Spectra Energy Partners LP		104,065
2,754	Sunoco Logistics Partners LP		118,808
2,025	Western Gas Partners LP		112,853
7,846	Williams Partners LP		307,328
			2,773,048
	PRIVATE EQUITY - 0.44%
30,249	Hercules Capital, Inc.		394,144
11,088	Icahn Enterprises LP		528,898
			923,042
	RETAIL - 0.19%
117,902	Rite Aid Corp. *		402,046

	SEMICONDUCTORS - 1.05%
20,000	NXP Semiconductors NV *		2,198,000

	TOTAL COMMON STOCKS		14,975,078
	(Cost - $15,507,172)
Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2017
Shares	Security		Value
	REAL ESTATE INVESTMENT TRUSTS - 44.21%
	LISTED REAL ESTATE INVESTMENT TRUSTS - 2.99%
5,785	Care Capital Properties, Inc.		$ 152,088
6,453	Colony NorthStar, Inc.		91,181
27,173	CoreCivic, Inc.		781,224
10,456	Digital Realty Trust, Inc.		1,235,795
30,450	The GEO Group, Inc.		911,673
15,730	HCP, Inc.		492,978
19,001	Iron Mountain, Inc.		663,515
12,600	Omega Healthcare Investors, Inc.		394,632
23,144	Ventas, Inc.		1,538,844
	TOTAL LISTED REAL ESTATE INVESTMENT TRUSTS		6,261,930

	NON-LISTED REAL ESTATE INVESTMENT TRUSTS - 30.40%
444,917	American Finance Trust #		9,955,061
456,540	American Realty Capital Hospitality Trust, Inc. #		9,331,912
228,122	Carey Watermark Investors, Inc. #		2,417,650
738,378	Carter Validus Mission Critical REIT, Inc. #		7,457,042
290,378	Healthcare Trust, Inc. #		6,379,216
198,378	Hines Global REIT, Inc. #		2,025,955
432,433	NorthStar Real Estate Income II, Inc. #		4,079,565
764,346	NorthStar Real Estate Income Trust, Inc. #		7,651,340
1,081,081	NorthStar Health Care Income, Inc. #		9,699,713
388,931	Steadfast Income REIT, Inc. #		4,587,904
	TOTAL NON-LISTED REAL ESTATE INVESTMENT TRUSTS		63,585,358

	PRIVATE REAL ESTATE INVESTMENT TRUSTS - 10.82%
7,354	Clarion Lion Industrial Trust #		11,474,429
661,928	Cottonwood Residential, Inc. #		11,166,726
	TOTAL PRIVATE REAL ESTATE INVESTMENT TRUSTS		22,641,155

	TOTAL REAL ESTATE INVESTMENT TRUSTS		92,488,443
	(Cost - $86,379,591)

	NON-LISTED BUSINESS DEVELOPMENT COMPANIES - 8.17%
449,055	Business Development Corporation of America #		3,825,948
1,005,598	Cion Investment Corp. #		9,364,382
464,655	Sierra Income Corp. #		3,889,739
	TOTAL NON-LISTED BUSINESS DEVELOPMENT COMPANIES		17,080,069
	(Cost - $18,527,035)

	PRIVATE INVESTMENT FUNDS - 11.89%
10	AIM Infrastructure MLP Fund II LP #		3,426,350
9,910	Clarion Lion Properties Fund #		13,688,739
3	Ovation Alternative Income Fund #		7,754,763
	TOTAL PRIVATE INVESTMENT FUNDS		24,869,852
	(Cost - $22,891,250)

	CLOSED-END FUNDS - 9.21%
92,641	Apollo Tactical Income Fund, Inc. ^		1,525,797
125,086	BlackRock Debt Strategies Fund, Inc. ^		1,459,754
114,153	BlackRock Multi-Sector Income Trust ^		2,053,612
53,000	Brookfield Real Assets Income Fund, Inc.		1,249,210
80,314	Cohen & Steers REIT and Preferred Income Fund, Inc.		1,628,768
Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2017
Shares	Security		Value
	CLOSED-END FUNDS (continued) - 9.21%
98,042	DoubleLine Income Solutions Fund		$ 2,007,900
219,047	Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc. ^		5,638,270
71,536	John Hancock Premium Dividend Fund		1,208,243
141,723	Nuveen Credit Strategies Income Fund		1,241,493
78,964	Western Asset Emerging Markets Debt Fund, Inc.		1,246,842
	TOTAL CLOSED-END FUNDS		19,259,889
	(Cost - $18,576,192)

	OPEN END FUND - 3.83%
792,079	Diamond Hill Short Duration Total Return Fund		8,007,921
	TOTAL OPEN END FUND
	(Cost - $8,000,000)

	HEDGE FUNDS - 13.50%
27,047	Collins Master Access Fund Ltd. # *		28,230,987
	TOTAL HEDGE FUNDS
	(Cost - $27,000,000)

	SHORT-TERM INVESTMENT - 4.04%
	MONEY MARKET FUND - 4.04%
8,464,799	AIM STIT-Government & Agency Portfolio, Private Class, 0.38% + ^		8,464,799
	TOTAL SHORT-TERM INVESTMENT		8,464,799
	(Cost - $8,464,799)

	TOTAL INVESTMENTS - 102.01%
	(Cost - $205,346,039) (a)		$ 213,377,038
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.01) %		(4,194,587)
	NET ASSETS - 100.00%		$ 209,182,451

ADR - American Depositary Receipt.
ETF - Exchange Traded Fund.
LP - Limited Partnership.
PLC - Public Limited Company.
REIT - Real Estate Investment Trust.
^ All or a portion of this security is segregated as collateral.
# Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total value of such securities is $166,070,245 or 80.68% of net assets.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $203,919,548 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 15,889,816
	Unrealized depreciation:		(6,432,326)
	Net unrealized appreciation:		$ 9,457,490

The Fund has unfunded commitments on the below Private Investment Fund. The commitments will be funded when called through current assets at that time.

	Aim Infrastructure MLP Fund II LP	$ 3,108,750

Portfolio Composition as of May 31, 2017 (Unaudited)

		Percent of Net Assets
	Real Estate Investment Trusts
	Non-Listed Real Estate Investment Trusts	30.40%
	Private Real Estate Investment Trusts	10.82%
	Listed Real Estate Investment Trusts	2.99%
	Hedge Funds	13.50%
	Private Investment Funds	11.89%
	Closed End Funds	9.21%
	Non-Listed Business Development Companies	8.17%
	Short-term Investments	4.04%
	Open End Funds	3.83%
	Listed Business Development Companies	2.05%
	Pipelines	1.33%
	Semiconductors	1.05%
	Pharmaceuticals	0.81%
	Private Equity	0.44%
	Chemicals	0.40%
	Entertainment	0.37%
	Commercial Services	0.28%
	Insurance	0.24%
	Retail	0.19%
	Liabilities in excess of Other Assets	(2.01)%
	Net Assets	100.00%

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2017

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. The Fund follows the specialized accounting and reporting requirements under generally accepted accounting principles in the United States that are applicable to investment companies.

Valuation of Fund of Funds - The Fund may invest in funds of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Underlying Funds. Open-end funds are valued at their net asset value per share and closed-end fund that trade on an exchange are valued as described under security valuation.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Fair Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund invests in some securities which are not traded and the Board’s Valuation Committee has established a methodology for fair value of each type of security. Non-traded Real Estate Investment Trusts (“REITs”) that are in the public offering period (or start-up phase) are valued at cost according to management’s fair valuation methodology unless the REIT issues an updated valuation. The Fund generally purchases REITs at NAV or without a commission. However, start-up REITs amortize a significant portion of their start-up costs and therefore potentially carry additional risks that may impact valuation should the REIT be unable to raise sufficient capital and execute their business plan. As such, start-up REITs pose a greater risk than seasoned REITs because if they encounter going concern issues, they may see significant deviation in value from the fair value, cost basis approach as represented. Management is not aware of any information which would cause a change in cost basis valuation methodology currently being utilized for non-traded REITs in their offering period. Non-traded REITs that are in their offering period are generally categorized as Level 3 in the fair value hierarchy. Once a REIT closes to new investors, the Fund values the security based on the movement of an appropriate market index or a similar security that is publicly traded until the REIT issues an updated market valuation. Non-traded REITs that have closed to new investors are generally categorized in Level 2 of the fair value hierarchy, due to the significance of the effect of the application of the movement of the market index on the overall fair valuation of the REIT. Other non-traded private investments are monitored for any independent audits of the investment or impairments reported on the potential value of the investment. For non-traded private investments that are themselves treated as investment companies under GAAP, the Fund follows the guidance in GAAP that allows, as practical expedient, the Fund to value such investments at their reported NAV per share (or if not unitized, at an equivalent percentage of the capital of the investee entity). Such investments typically provide an updated NAV or its equivalent on a quarterly basis. The Valuation Committee meets frequently to discuss the valuation methodology and will adjust the value of a security if there is a public update to such valuation.

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2017

The non-traded Business Development Companies provide quarterly fair value pricing which is used as an indicator of the valuation for the fund. If the value fluctuates, the Advisor will provide an updated price. If a significant event occurs that causes a large change in price, the Fair Valuation Committee will call a meeting to evaluate the fair value. Non-traded Business Development Companies are categorized as Level 2 in the fair value hierarchy.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets*

Investments:	Practical Expedient (1)	Level 1	Level 2	Level 3	Total
Common Stocks	$ -	$ 14,975,078	$ -	$ -	$ 14,975,078
Real Estate Investment Trusts	11,474,429	6,261,930	63,585,358	11,166,726	92,488,443
Non-Listed Business Development Companies	3,825,948	-	13,254,121	-	17,080,069
Private Investment Funds	24,869,852	-	-	-	24,869,852
Open-End Fund	-	8,007,921	-	-	8,007,921
Closed-End Funds	-	19,259,889	-	-	19,259,889
Hedge Fund	28,230,987	-	-	-	28,230,987
Short-Term Investment	-	8,464,799	-	-	8,464,799
Total Investments	$ 68,401,216	$ 56,969,617	$ 76,839,479	$ 11,166,726	$ 213,377,038

(1) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the schedule of investments.

*Refer to the Portfolio of Investments for industry classifications.
There were no transfers between Level 1, Level 2 or Level 3 during the period ended May 31, 2017
It is the Fund’s policy to record transfers into or out of any Level at the end of the reporting period.

(1) The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:
Real Estate Investment Trusts
Beginning Value	11,166,726
Realized Gain/Loss	-
Change in Unrealized App/Dep	-
Purchases	-
Sales and Return of Capital	-
Transfer	-
Ending Value	11,166,726

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Multi-Strategy Growth & Income Fund

By (Signature and Title)

*/s/ Raymond J. Lucia, Jr.

Raymond J. Lucia, Jr., President

Date 7/31/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Raymond J. Lucia, Jr.

Raymond J. Lucia, Jr., President

Date 7/31/17

By (Signature and Title)

*/s/ Felicia Tarantino

Felicia Tarantino, Treasurer

Date 7/31/17